Share-based compensation - Changes Conditional Shares (Details)	12 Months Ended
	Dec. 31, 2025 € / shares shares	Dec. 31, 2025 $ / shares shares
EUR-denominated
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	280,353	280,353
Granted (in shares)	261,198	261,198
Vested (in shares)	(203,871)	(203,871)
Forfeited (in shares)	(6,314)	(6,314)
Conditional shares outstanding, ending (in shares)	331,366	331,366
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | € / shares	€ 680.02
Granted (in usd/eur per share) | € / shares	636.49
Vested (in usd/eur per share) | € / shares	650.87
Forfeited (in usd/eur per share) | € / shares	632.69
Conditional shares outstanding, ending (in usd/eur per share) | € / shares	€ 664.54
USD-denominated
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Conditional shares outstanding, beginning (in shares)	410,680	410,680
Granted (in shares)	279,674	279,674
Vested (in shares)	(229,822)	(229,822)
Forfeited (in shares)	(13,191)	(13,191)
Conditional shares outstanding, ending (in shares)	447,341	447,341
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Conditional shares outstanding, beginning (in usd/eur per share) | $ / shares		$ 734.50
Granted (in usd/eur per share) | $ / shares		660.67
Vested (in usd/eur per share) | $ / shares		711.06
Forfeited (in usd/eur per share) | $ / shares		714.28
Conditional shares outstanding, ending (in usd/eur per share) | $ / shares		$ 700.98